Significant Non-Cash Expenses - Schedule of Significant Non-Cash Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Significant Non-cash Expenses
Unrealized foreign exchange loss/(gain)		$ (4,458)	$ (3,329)	$ 5,466
Credit impairment loss, net		82,920	26,283	3,376
Impairment loss on available-for-sale financial assets				2,436
Net Losses on de-recognition of financial assets measured at amortized cost, net	[1]	5,285	5,988	3,562
Mark to market gain on derivative financial instrument measured at fair value through profit and loss			902
(Loss) on settlement of derivative financial instruments				586
Loss on financial liability (convertible notes) measures at fair value through profit and loss		15,987	21,398	13,840
Loss on deconsolidation of a subsidiary				14,649
Provisions for trade and other receivables				4,740
Provision no longer required, written-back		(2,636)	(120)	(124)
Impairment loss on advances content vendors			7,284	353
Impairment loss				1,205
Significant discounting on deferred revenue		1,501
Others		266	32	30
Other non-cash items		$ 100,118	$ 58,438	$ 50,119

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.